LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.05%
INVESTMENT COMPANIES–95.05%
Equity Funds–38.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	9,916,234	$112,003,859
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,091,361	52,308,644
		164,312,503
Fixed Income Fund–24.85%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,105,999	106,995,193
		106,995,193
International Equity Funds–32.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,129,677	43,244,872
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	12,707,523	$94,709,169
		137,954,041
Total Affiliated Investments (Cost $423,535,643)		409,261,737

UNAFFILIATED INVESTMENT–4.99%
INVESTMENT COMPANY–4.99%
Fixed Income Fund–4.99%
SPDR® Portfolio TIPS ETF	864,544	21,475,273
Total Unaffiliated Investment (Cost $23,479,951)		21,475,273

TOTAL INVESTMENTS–100.04% (Cost $447,015,594)	430,737,010
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(179,511)
NET ASSETS APPLICABLE TO 35,509,426 SHARES OUTSTANDING–100.00%	$430,557,499

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderately Aggressive Allocation Fund–1

LVIP Structured Moderately Aggressive Allocation Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Structured Moderately Aggressive Allocation Fund (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$409,261,737	$—	$—	$409,261,737
Unaffiliated Investment Company	21,475,273	—	—	21,475,273
Total Investments	$430,737,010	$—	$—	$430,737,010
There were no Level 3 investments at the beginning or end of the period.
LVIP Structured Moderately Aggressive Allocation Fund–2

LVIP Structured Moderately Aggressive Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.05%@
Equity Funds-38.16%@
×,✧✧LVIP SSGA Small-Cap Index Fund	$16,620,826	$398,385	$17,172,363	$5,467,163	$(5,314,011)	$—	—	$—	$—
×,✧✧LVIP SSGA S&P 500 Index Fund	55,749,638	699,373	60,334,110	33,644,369	(29,759,270)	—	—	—	—
×,✧✧LVIP SSGA Mid-Cap Index Fund	17,021,922	56,798	17,542,075	2,634,240	(2,170,885)	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	56,759,704	74,971,410	14,107,051	340,244	(5,960,448)	112,003,859	9,916,234	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	16,917,713	41,221,860	4,457,920	(506,468)	(866,541)	52,308,644	5,091,361	—	—
Fixed Income Fund-24.85%@
✧✧LVIP SSGA Bond Index Fund	111,817,334	8,083,368	11,511,936	(2,091,217)	697,644	106,995,193	11,105,999	—	—
International Equity Funds-32.04%@
×,✧✧LVIP SSGA International Index Fund	49,686,878	156,196	54,713,382	14,599,425	(9,729,117)	—	—	—	—
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	45,410,630	1,454,828	4,803,966	(1,085,915)	2,269,295	43,244,872	6,129,677	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	50,558,740	51,871,296	9,305,813	(144,066)	1,729,012	94,709,169	12,707,523	—	—
Total	$420,543,385	$178,913,514	$193,948,616	$52,857,775	$(49,104,321)	$409,261,737		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund–3